Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Central Index Key	0002033535
Entity Registrant Name	COSTAMARE BULKERS HOLDINGS LIMITED
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42581
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC
Contact Personnel Name	Anastassios Gabrielides
Country Region	377
City Area Code	92
Local Phone Number	00 1745
Preferred Stock Purchase Rights [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Preferred stock purchase rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	235
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CMDB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	24,180,472